Risk management - Cover values including guarantees received - Business lending portfolio by industry (Parenthetical) (Details) - EUR (€) € in Billions	Dec. 31, 2021	Dec. 31, 2020
Maximum [member] | Other economic sector [member]
Disclosure Of Credit Risk Exposure [Table]
Outstandings amount	€ 10	€ 10